Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) - GBP (£) £ in Thousands		6 Months Ended
	Jun. 08, 2026	Jun. 30, 2026
Disclosure of classes of share capital [line items]
Beginning balance		£ 24,327
Ending balance		20,260
Ordinary Share Capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance		8,324
Subdivision and reclassification of share capital		(8,241)
Issue of share capital		3
Ending balance		86
Deferred share capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance		6,016
Subdivision and reclassification of share capital		8,241
Issue of share capital		0
Ending balance		14,257
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance		175,246
Subdivision and reclassification of share capital		0
Issue of share capital		203
Share issue expenses		(135)
Ending balance		£ 175,314
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Shares		20,809,855,000
Subdivision and reclassification of share capital, Shares		0
Issue of share capital, Shares		737,920,000
Ending balance, Shares		21,547,775,000
Deferred Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance, Shares		15,040,466,000
Subdivision and reclassification of share capital, Shares		3,549,181,754,000
Issue of share capital, Shares		0
Ending balance, Shares		3,564,222,220,000
Deferred Shares [Member] | Deferred share capital [Member]
Disclosure of classes of share capital [line items]
Subdivision and reclassification of share capital, Shares	100